Net Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
9.
Net Loss Per Share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	June 30,
	2022	2021
Numerator
Net loss	$(51,080)	$(74,815)
Net loss attributable to ordinary shareholders—basic and diluted	$(51,080)	$(74,815)
Denominator
Weighted-average number of ordinary shares used in net loss
per share—basic and diluted	53,587,167	35,668,423
Net loss per share attributable to ordinary shareholders—basic and diluted	$(0.95)	$(2.10)

The Company’s potentially dilutive securities, which include unvested Employee Shares, share options and RSUs, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of ordinary shares outstanding used to calculate both basic and diluted net loss per share attributable to ordinary shareholders is the same. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the six months ended June 30, 2022 and 2021 because including them would have had an anti-dilutive effect:

	June 30,
	2022	2021
Unvested ordinary shares	27,029	95,148
Share options	8,311,290	5,573,771
Restricted share units	535,117	72,500
Total	8,873,436	5,741,419